Registration No. 333-76130
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

     SEPARATE ACCOUNT FP
             of
 THE EQUITABLE LIFE ASSURANCE               Christopher M. Condron, President
 SOCIETY OF THE UNITED STATES            The Equitable Life Assurance Society of
     (Exact Name of Trust)                         the United States
                                               1290 Avenue of the Americas
 THE EQUITABLE LIFE ASSURANCE                   New York, New York 10104
 SOCIETY OF THE UNITED STATES            (Name and Address of Agent for Service)
  (Exact Name of Depositor)
 1290 Avenue of the Americas
   New York, New York 10104
(Address of Depositor's Principal
      Executive Offices)

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               Telephone Number, Including Area Code: (212) 554-1234
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                  Please send copies of all communications to:
              ROBIN M. WAGNER, ESQ.                 with a copy to:
           Vice President and Counsel             THOMAS C. LAUERMAN
         The Equitable Life Assurance               Foley & Lardner
         Society of the United States             Washington Harbour
         1290 Avenue of the Americas         3000 K. Street, N.W., Suite 500
           New York, New York 10104            Washington, D.C. 20007-5109

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     Securities Being Registered: Units of Interest in Separate Account FP
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It is proposed that this filing will become effective (check appropriate line):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Approximate date of proposed public offering: As soon as practical after the effectiveness of the Registration Statement.

                                      NOTE

This Post Effective Amendment No. 1 ("PEA") to the Form S-6 Registration Statement No. 333-76130 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed solely for the purpose of including in the Registration Statement the prospectus supplement dated May 10, 2002. The PEA does not amend or delete the currently effective Paramount Life Prospectus or any other supplements thereto, or any other part of the Registration Statement except as specifically noted herein.

Part I and Part II of Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-76130), filed with the Commission on March 21, 2002, as supplemented and amended are incorporated herein by reference.

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 10, 2002 TO THE CURRENT PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS FOR:


PARAMOUNT LIFE

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This supplement modifies certain information in the above-referenced prospectus, as supplemented to date (together, the "Prospectuses") by adding information about new variable investment options. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


     1. NEW VARIABLE INVESTMENT OPTIONS:

     The following is added to each Prospectus under "Fee table":


     A. We anticipate making available the variable investment options described below on or about June 13, 2002, subject to state availability:



                                                       FEE TABLE INFORMATION:
  FUND OR TRUST AND                             ANNUAL EXPENSES (AS A PERCENTAGE OF
   PORTFOLIO NAMES                          AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
----------------------     ----------------------------------------------------------------------------
                                                                          FEE WAIVERS
                                                                            AND/OR
                                                                            EXPENSE       NET TOTAL
                           MANAGEMENT        OTHER       TOTAL ANNUAL      REIMBURSE-       ANNUAL
                             FEE(1)        EXPENSES        EXPENSES          MENTS         EXPENSES
-------------------------------------------------------------------------------------------------------
PORTFOLIOS:
-------------------------------------------------------------------------------------------------------

Davis Variable               0.75%          0.12%           0.87%             --            0.87%
Account Fund, Inc --
Davis Value Portfolio
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MFS Variable                 0.75%          0.20%(3)        0.95%(3)        0.05%(4)        0.90%(3)
Insurance Trust --
MFS Mid Cap
Growth Series Portfolio
-------------------------------------------------------------------------------------------------------
Oppenheimer                  0.64%          0.06%           0.70%             --            0.70%
Variable Account
Funds --
Oppenheimer Global
Securities Portfolio
-------------------------------------------------------------------------------------------------------
OCC Accumulation             0.80%          0.50%(5)        1.30%           0.30%(6)        1.00%
Trust -- PIMCO
Renaissance Portfolio
-------------------------------------------------------------------------------------------------------
PIMCO Variable               0.25%          0.41%(7)        0.66%           0.01%(8)        0.65%
Insurance Trust --
PIMCO Total Return
Portfolio
-------------------------------------------------------------------------------------------------------



    FUND OR TRUST AND
    PORTFOLIO NAMES                     OTHER PORTFOLIO INFORMATION
--------------------------   ---------------------------------------------------
                                   OBJECTIVE           INVESTMENT ADVISER(2)
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
PORTFOLIOS:
--------------------------------------------------------------------------------
Davis Variable                 Growth of capital       Adviser:
Account Fund, Inc --                                   Davis Selected Advisers,
Davis Value Portfolio                                  L.P.
                                                       Sub-Adviser:
                                                       Davis Selected
                                                       Advisers - NY, Inc.
--------------------------------------------------------------------------------
MFS Variable                    Long-term growth       Massachusetts Financial
Insurance Trust --                 of capital          Services Company
MFS Mid Cap
Growth Series Portfolio
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Oppenheimer                    Long-term capital       OppenheimerFunds, Inc.
Variable Account                  appreciation
Funds --
Oppenheimer Global
Securities Series Portfolio
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OCC Accumulation               Long-term capital       OpCap Advisors LLC
Trust -- PIMCO              appreciation and income
Renaissance Portfolio
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PIMCO Variable                Maximum total return     PIMCO
Insurance Trust --              consistent with        (Pacific Investment
PIMCO Total Return           preservation of capital   Management Company LLC)
Portfolio                    and prudent investment
                                    management
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



(1) The management fee for a Portfolio cannot be increased without a vote of its shareholders.

(2) The investment results you achieve in a variable investment option will depend on the investment performance of the corresponding Portfolio of the Trust or Fund that shares the same name as that option. The Investment Adviser of a Portfolio makes the investment decisions for that Portfolio.


(3) The MFS Mid Cap Growth Series Portfolio has an expense offset arrangement that reduces the Portfolio's custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolio's expenses. "Other



                                                                          X00371

     Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Portfolio. Had these fee reductions been taken into account, "Net Expenses" would be lower for the Portfolio, and the expenses for the Portfolio would be equal to 0.90%.

(4) Massachusetts Financial Services Company has contractually agreed, subject to reimbursement, to bear the Portfolio's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the arrangement.

(5) "Other Expenses" are based on estimated amounts for the current fiscal year.

(6) The Investment Adviser has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed 1.00% of the annual average daily net assets.

(7) "Other Expenses" reflect a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio's pro rata Trustees' fees.

(8) Pacific Investment Management Company ("PIMCO") has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements of effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 10th day of May, 2002.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED
                                     STATES. (REGISTRANT)


[SEAL]

                                     By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                                 (DEPOSITOR)




                                     By:   /s/ Robin Wagner
                                           ------------------------------
                                              (Robin Wagner)
                                               Vice President



Attest:  /s/ Francesca Divone
        ------------------------
            (Francesca Divone)
             Assistant Secretary
             May 10, 2002


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


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 10th day of May, 2002.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                     (DEPOSITOR)


                                            By:  /s/ Robin Wagner
                                                --------------------------------
                                                    (Robin Wagner)
                                                     Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Director, Chairman of the Board and
                                    Chief Executive Officer

                                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller



*DIRECTORS:

Bruce W. Calvert          Jean-Rene Fourtou            W. Edwin Jarmain
Francoise Colloc'h        Norman C. Francis            George T. Lowy
Christopher M. Condron    Donald J. Greene             Didier Pineau-Valencienne
Henri de Castries         John T. Hartley              George J. Sella, Jr.
Claus-Michael Dill        John H.F. Haskell, Jr.       Peter J. Tobin
Joseph L. Dionne          Mary R. (Nina) Henderson     Stanley B. Tulin
Denis Duverne


*By:  /s/ Robin Wagner
     -----------------------
         (Robin Wagner)
          Attorney-in-Fact
          May 10, 2002


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